Financial Instruments at Fair Value through Profit or Loss and Trading Investments - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 96,943
Trading investments			$ 415,061
IAS 39 [member] | Trading securities [member]
Disclosure of financial assets [line items]
Trading investments			$ 19,239
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 15,741	$ 423,855